CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues		$ 2,064.9	$ 1,994.8	$ 1,916.5
Operating expenses:
Total cost of revenues		226.5	215.4	201.4
Research and development		252.8	239.2	211.5
Selling and marketing		569.9	552.7	500.9
General and administrative		111.5	105.7	88.9
Total operating expenses		1,160.7	1,113.0	1,002.7
Operating income		904.2	881.8	913.8
Financial income, net		66.6	80.6	65.1
Income before taxes on income		970.8	962.4	978.9
Taxes on income		124.2	136.7	157.6
Net income		$ 846.6	$ 825.7	$ 821.3
Basic earnings per ordinary share		$ 6.03	$ 5.48	$ 5.24
Diluted earnings per ordinary share		$ 5.96	$ 5.43	$ 5.15
Products and licenses
Revenues:
Total revenues		$ 513.6	$ 510.8	$ 525.6
Operating expenses:
Total cost of revenues	[1]	96.8	90.7	92.0
Security subscriptions
Revenues:
Total revenues		671.1	610.3	542.3
Operating expenses:
Total cost of revenues	[1]	26.4	24.6	17.7
Software updates and maintenance
Revenues:
Total revenues		880.2	873.7	848.6
Operating expenses:
Total cost of revenues	[1]	96.7	94.5	88.9
Amortization of technology
Operating expenses:
Total cost of revenues		$ 6.6	$ 5.6	$ 2.8

[1]	Not including amortization of technology shown separately.